                               -------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                               -------------------

--------------------------------------------------------------------------------

3rd QUARTER REPORT
September 30, 1999


To Our Shareholders:                                           November 19, 1999

THIRD QUARTER RESULTS

The third quarter proved to be a quite difficult period for the Balanced Fund in light of a relatively weak stock market and only a very modest improvement in the bond market. Based on a September 30, 1999 net asset value of $50.23 per share, the Fund experienced a negative 4.3% total investment return during the quarter after adjustment for the reinvestment of cash dividends. Other comparable benchmark comparisons include respective negative returns of 5.4% and 6.3% for the Dow Jones Industrial Average and Standard & Poor's 500 Stock Index and a slightly positive 0.5% return for the Lehman Bros. Gov't/Corp. Bond Index. For the nine month period, the Fund produced a positive 2.2% return compared to returns of 14.0% for the Dow Jones Industrial Average and 5.3% for the Standard & Poor's 500 Stock Index and a negative 1.8% for the Lehman Bros. Gov't/Corp. Bond Index. Compared to other similar funds, the Fund ranked 105th within a CDA/Wiesenberger universe of 356 comparable domestic balanced funds during the same period.

The economy continued to perform brilliantly during the third quarter with real Gross Domestic Product rising 4.8% (preliminary basis) and inflation remaining well under control. Business spending was particularly strong during the period with non-residential investment increasing at a 14.9% annual rate and the rate of inventory accumulation about double the prior quarter. Although the growth in personal spending showed some slowing, the rate of growth was still a quite respectable 4.3%. Continuing better than expected non-inflationary growth is thought to be largely a function of stronger productivity gains resulting from increased usage of computer hardware and software during recent years. Although the rate of inflation as measured by the Consumer Price Index picked up in the third quarter, the overall 2.6% annual rate and 2.0% core rate (excluding food and energy) reported for the month of September, 1999 still seems quite reasonable considering the tight labor market and relatively strong economy. Indications are that operating corporate profits turned in another strong performance increasing more than 10% during the period.

Ignoring strong current economic conditions and favorable earnings comparisons, stock market investors seemed to be focused more on the possibility of higher interest rates and their resulting impact on the economy. The Federal Reserve's decision to leave short-term rates unchanged in October 1999 and subsequent market recovery suggests earlier concerns were premature. Market leadership was very narrow during the quarter with only the energy and technology sectors and a couple of specialty industry groups (gold mining and wireless telecommunications) doing well. Consumer cyclicals, consumer staples and financials were among the poorest performing sectors reflecting higher interest rates and their expected effect on the economy. Within the Fund, the best performing individual issues included National Computer Systems (+13.6%), Graco (+11.7%) and Eastman Kodak (+11.3%) while those having the poorest showing were Community First Bankshares (-29.3%), American Home Products (-27.2%), and Genuine Parts (-24.1%).

FUTURE OUTLOOK

The outlook for the economy continues to be favorable even though the rate of growth seems likely to slow from the torrid pace of the third quarter. Consumer spending should continue to increase in light of rising personal income, low unemployment and a relatively high level of confidence. Business spending seems likely to remain strong with operating rates fairly high and the ever increasing pressure to improve productivity to remain competitive. Corporate profits are forecasted to continue increasing at an above trend rate in the high "single digits" with productivity gains largely offsetting cost increases. Foreign earnings of U. S. companies should also benefit from improving economic conditions in Europe and the Far East.

Looking ahead, the one major uncertainty continues to be in the area of interest rates. Recent action by the Federal Reserve on November 16, 1999 to increase short-term interest rates by another one quarter of one percent suggests concern over the continuing strength in the economy and the resulting effect on the rate of inflation. The approximate doubling of the price of crude oil since the first of the year also creates additional inflationary pressure. In this regard, the near 100 basis point increase in thirty year U. S. Treasury yields since January 1, 1999 seems to pretty well discount some moderate increase in the future rate of inflation. However, if investors begin to perceive an inflation rate higher than a 2-3% rate on the Consumer Price Index in the coming year, longer term interest rates will most certainly move higher.

Assuming interest rates do remain near current levels in the months to come, the outlook for the stock market should continue to be relatively positive. Despite historically high valuation levels, the broader market should be able to continue working its way higher as long as corporate profits continue to increase. However, an increasing level of speculative activity in certain areas of high technology (internet, software, wireless communications, etc.), where valuations have risen to unjustifiably high levels, represents an area of considerable concern. Any collapse of this bubble of enthusiasm could have a detrimental effect on overall market psychology even though many sectors of the market remain reasonably valued in relation to their longer term growth prospects.

                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS                                                                    SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------------
      FACE                                                                                             MARKET
     AMOUNT                               SECURITY DESCRIPTION                                         VALUE
------------    ---------------------------------------------------------------      --------      -----------
FIXED INCOME SECURITIES
                U.S.TREASURY & FEDERAL AGENCY OBLIGATIONS  21.3%
   $ 260,000    Federal Farm Credit Bank                                  6.30%      06/09/03         $255,766
     250,000    Federal Farm Credit Bank                                  7.00%      07/19/06          247,651
     250,000    Federal Home Loan Bank                                   6.455%      02/22/02          249,858
     250,000    Federal Home Loan Bank                                    6.30%      05/19/03          247,573
     250,000    Federal Home Loan Bank                                   7.025%      02/17/05          249,444
     250,000    Federal Home Loan Bank                                    7.00%      07/14/05          248,746
     250,000    Federal Home Loan Bank                                    7.00%      08/15/07          246,416
     250,000    Federal Home Loan Bank                                   7.075%      07/25/12          242,299
     250,000    Federal Home Loan Bank                                    6.50%      09/18/13          232,007
     250,000    Federal Home Loan Bank                                    6.41%      02/11/14          230,087
     250,000    Federal Home Loan Mortgage Corporation                    6.00%      12/01/05          240,547
     250,000    Federal Home Loan Mortgage Corporation                    6.33%      04/24/06          242,666
     250,000    Federal Home Loan Mortgage Corporation                    7.01%      07/13/06          248,696
     250,000    Federal Home Loan Mortgage Corporation                    6.41%      01/20/09          238,442
     250,000    Federal Home Loan Mortgage Corporation                    6.25%      01/21/09          236,522
     250,000    Federal Home Loan Mortgage Corporation                    6.45%      04/29/09          238,497
     250,000    Federal Home Loan Mortgage Corporation                    7.33%      07/13/09          247,886
     250,000    Federal Home Loan Mortgage Corporation                    6.60%      11/19/13          233,231
     250,000    Federal National Mortgage Association                     7.23%      05/17/04          249,423
     500,000    Federal National Mortgage Association                     6.45%      04/04/05          486,807
     250,000    Federal National Mortgage Association                     6.26%      08/03/05          240,713
     250,000    Federal National Mortgage Association                     7.50%      02/02/07          246,063
     250,000    Federal National Mortgage Association                     7.68%      04/24/07          248,818
     250,000    Federal National Mortgage Association                     7.43%      06/13/07          247,255
     250,000    Federal National Mortgage Association                     6.41%      01/16/08          239,013
     250,000    Federal National Mortgage Association                     6.52%      03/05/08          239,661
     250,000    Federal National Mortgage Association                     6.56%      04/23/08          240,803
     250,000    Federal National Mortgage Association                     6.58%      06/16/08          239,557
     250,000    Federal National Mortgage Association                     6.11%      01/15/09          234,551
     250,000    Federal National Mortgage Association                     6.18%      02/19/09          235,302
     500,000    Federal National Mortgage Association                     6.49%      03/18/09          478,119
     250,000    Federal National Mortgage Association                     7.15%      06/11/09          245,853
     250,000    Federal National Mortgage Association                     7.15%      11/03/10          242,609
     250,000    Federal National Mortgage Association                     6.37%      02/25/14          231,633
                                                                                                   -----------
                                                                                                     8,722,514
                                                                                                   -----------
                OTHER NON-CONVERTIBLE BONDS  11.3%
     300,000    Bankers Trust NY Corp.                                7.125%         07/31/02          301,354
     250,000    Household Finance Corp.                               7.00%          02/15/03          250,239
     250,000    Ford Motor Credit Company                             6.70%          07/16/04          248,689
     265,000    J.C. Penney & Co.                                     6.00%          05/01/06          241,400
     250,000    Bankers Trust NY Corp.                                6.70%          10/01/07          238,887
     500,000    Merrill Lynch and Co., Inc.                           7.00%          04/27/08          489,927
     250,000    General Foods Corporation                             7.00%          06/15/11          237,644
     200,000    Ford Motor Company Debentures                         9.50%          09/15/11          238,377
     250,000    Goldman Sachs & Company                               8.00%          03/01/13          259,505
     250,000    Allstate Corp.                                        7.50%          06/15/13          251,510
     500,000    General Motors Acceptance Corporation                 7.30%          07/15/14          501,731
     250,000    CNA Financial Corp.                                   6.95%          01/15/18          223,983
     500,000    Lincoln National Corp.                                7.00%          03/15/18          476,589
     500,000    Provident Companies                                   7.00%          07/15/18          451,354
     250,000    South Jersey Gas Co.                                  7.125%         10/22/18          220,910
                                                                                                   -----------
                                                                                                     4,632,099
                                                                                                   -----------
                CONVERTIBLE BONDS  1.6%
     150,000    Cray Research, Inc.                                   6.125%         02/01/11          100,500
     350,000    Kerr McGee Corp.                                      7.50%          05/15/14          339,938
     250,000    Noram Energy                                          6.00%          03/15/12          231,250
                                                                                                   -----------
                                                                                                     $ 671,688
                                                                                                   -----------

SCHEDULE OF INVESTMENTS (CONTINUED)                                                        SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------------
      FACE                                                                                             MARKET
     AMOUNT                               SECURITY DESCRIPTION                                          VALUE
------------    ---------------------------------------------------------------------------        -----------
FIXED INCOME SECURITIES (CONTINUED)

                NON-CONVERTIBLE AND CONVERTIBLE PREFERRED STOCK  1.1%
       6,000    Barclays Bank PLC, Series E                           $ 2.00                         $ 149,625
       2,500    J. P. Morgan & Co., Series A., Adj Rate Pf            $ 5.00                           198,750
       2,000    St. Paul Capital Pf                                   $ 3.00                           109,375
                                                                                                   -----------
                                                                                                       457,750
                                                                                                   -----------
                TOTAL FIXED INCOME SECURITIES  35.3%                                               $14,484,051
                                                                                                   -----------

COMMON STOCKS
   NUMBER OF                                                                                          MARKET
    SHARES                                    SECURITY DESCRIPTION                                    VALUE
------------    ---------------------------------------------------------------------------        -----------
                 BASIC INDUSTRIES  7.6%
       12,000    Bemis Company, Inc.                                                                 $ 406,500
        2,000    Cooper Industries, Inc.                                                                93,500
        6,000    Delta Air Lines, Inc.                                                                 291,000
       25,000    Graco Inc.                                                                            820,312
       10,000    Ingersoll-Rand Company                                                                549,375
       10,000    Pentair, Inc.                                                                         401,250
       10,000    Weyerhaeuser Company                                                                  576,250
                                                                                                   -----------
                                                                                                     3,138,187
                                                                                                   -----------
                 CONSUMER  7.8%
        9,000    American Greetings Class A                                                            231,750
        6,000    Briggs & Stratton Corporation                                                         350,250
        8,000    Deluxe Corp.                                                                          272,000
        4,000    Eastman Kodak Company                                                                 301,750
        3,000    General Mills, Inc.                                                                   243,375
        5,000    Genuine Parts Company                                                                 132,813
        6,000    Hershey Foods Corporation                                                             292,125
       15,000    Hormel (Geo. A.) & Company                                                            619,687
        3,000    Jostens, Inc.                                                                          57,375
       10,000    Kimberly Clark                                                                        525,000
       20,000    Sturm, Ruger & Co., Inc.                                                              180,000
                                                                                                   -----------
                                                                                                     3,206,125
                                                                                                   -----------
                 ENERGY  6.4%
        5,293    BP Amoco PLC ADR                                                                      586,531
        8,000    Burlington Resources Inc.                                                             294,000
        4,000    Exxon Corporation                                                                     303,750
        5,000    Mobil Corporation                                                                     503,750
        6,000    Murphy Oil Corporation                                                                324,375
       10,000    Schlumberger, Limited                                                                 623,125
                                                                                                   -----------
                                                                                                   $ 2,635,531
                                                                                                   -----------

SCHEDULE OF INVESTMENTS (CONTINUED)                                                        SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------------
   NUMBER OF                                                                                          MARKET
    SHARES                                    SECURITY DESCRIPTION                                    VALUE
------------    ---------------------------------------------------------------------------        -----------
COMMON STOCKS (CONTINUED)

                 FINANCIAL  16.9%
        5,000    American Express Company                                                             $673,125
        8,000    BankAmerica Corporation                                                               445,500
       25,000    Community First Bankshares, Inc.                                                      421,875
       22,800    Firstar Corp.                                                                         584,250
        5,062    Jefferson-Pilot Corp.                                                                 319,855
       15,000    Merrill Lynch & Co., Inc.                                                           1,007,812
        5,000    J. P. Morgan & Co., Inc.                                                              571,250
       16,000    ReliaStar Financial Corp.                                                             532,000
       12,000    St. Paul Companies                                                                    330,000
       15,000    U.S. Bancorp                                                                          452,813
       40,000    Wells Fargo & Company                                                               1,585,000
                                                                                                   -----------
                                                                                                     6,923,480
                                                                                                   -----------
                 HEALTH CARE  8.5%
       13,000    American Home Products Corporation                                                    539,500
        5,000    Baxter International Inc.                                                             301,250
       15,000    Bristol-Myers Squibb Company                                                        1,012,500
       45,000    Pfizer Inc.                                                                         1,617,188
                                                                                                   -----------
                                                                                                     3,470,438
                                                                                                   -----------
                 TECHNOLOGY  12.9%
       15,000    Corning Inc.                                                                        1,028,437
        9,000    Emerson Electric Co.                                                                  568,688
        8,000    Honeywell Inc.                                                                        890,500
        8,000    International Business Machines Corporation                                           971,000
       40,000    MTS Systems Corporation                                                               415,000
        7,000    Minnesota Mining & Manufacturing Company                                              672,437
       20,000    National Computer Systems, Inc.                                                       766,875
                                                                                                   -----------
                                                                                                     5,312,937
                 UTILITIES  2.6%
        6,000    American Water Works Company, Inc.                                                    173,625
        7,000    GTE Corporation                                                                       538,125
        6,000    U S West Inc.                                                                         342,375
                                                                                                   -----------
                                                                                                     1,054,125
                                                                                                   -----------
                 TOTAL COMMON STOCK  62.7%                                                          25,740,823

                 TOTAL INVESTMENTS  98.0%                                                           40,224,874
                                                                                                   -----------
                 OTHER ASSETS IN EXCESS OF LIABILITIES  2.0%                                           846,225

                 NET ASSETS  100%                                                                  $41,071,099
                                                                                                   -----------
                                                                                                   -----------

STATEMENT OF NET ASSETS                                                                      AT SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments as annexed, at market value (cost $15,577,464).......................................    $  31,502,360
US Governments (cost $8,983,225).................................................................        8,722,514
Cash.............................................................................................          591,945
Dividends and interest receivable................................................................          273,222
Receivables for securities sold, not yet delivered...............................................                0
Prepaid expense..................................................................................            5,044
                                                                                                   ---------------
                                                                                                        41,095,085
LIABILITIES
Accrued management fee.................................................      $  20,465
Accrued custodian and transfer agent fee...............................          3,521
Payable for securities purchased, not yet received.....................              0                      23,986
                                                                          --------------           ---------------
NET ASSETS
Equivalent to $50.23 per share on 817,616 shares outstanding.....................................    $  41,071,099
                                                                                                   ---------------
                                                                                                   ---------------
STATEMENT OF CHANGES IN NET ASSETS                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999

NET ASSETS, December 31, 1998....................................................................    $  38,355,609
Net investment income, per statement below.............................    $   816,145
Distribution to Shareholders...........................................      (715,635)                     100,510
                                                                          --------------
Fund shares issued and repurchased:
   Received for 122,633 shares issued..................................      6,306,226
   Paid for 71,437 shares repurchased..................................    (3,685,101)                   2,621,125
                                                                          --------------
Increase in unrealized net appreciation (depreciation) of investments............................        (698,315)
Net gain (or loss) realized from sales of securities.............................................          692,170
Distribution from net realized gain..............................................................                0
                                                                                                   ---------------
NET ASSETS, September 30, 1999...................................................................    $  41,071,099
                                                                                                   ---------------
                                                                                                   ---------------

STATEMENT OF NET INVESTMENT INCOME                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
Dividends........................................................................................       $  394,512
Interest.........................................................................................          685,310
                                                                                                   ---------------
                                                                                                         1,079,822

EXPENSES
Management fee (Note A)................................................     $  182,977
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A).................................         23,565
Legal and auditing fees and expenses...................................         14,965
Insurance..............................................................          1,110
Other Fees and Expenses................................................         41,060                     263,677
                                                                          --------------           ---------------
NET INVESTMENT INCOME............................................................................       $  816,145
                                                                                                   ---------------
                                                                                                   ---------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. Transfer agent fees were paid to Mairs and Power, Inc. which served as transfer agent for the period 1-1-99 through 5-31-99. Transfer agent fees were also paid to Firstar Mutual Fund Services, LLC for the period 6-1-99 through 9-30-99, which now serves as transfer agent.
SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power, Inc. received $1,800 compensation for meetings attended during this nine month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the nine months ended September 30, 1999 aggregated $6,753,284 and $3,730,987 respectively.

                               -------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                               -------------------

                                 A NO-LOAD FUND
           W-1420 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
                                  651-222-8478
                      Shareholder Information: 800-304-7404

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------
This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                                PER SHARE
                                                                --------------------------------------------
                                                                               DISTRIBUTIONS       DIVIDENDS
                                                                                OF REALIZED        FROM NET
                             SHARES             TOTAL NET       NET ASSET        SECURITIES       INVESTMENT
           DATES           OUTSTANDING            ASSETS          VALUE            GAINS            INCOME
       -------------       -----------          ----------      ---------      -------------      ----------
       Dec. 31, 1979           113,790          $1,644,853        $14.46            $0.30            $1.10
       Dec. 31, 1980           129,196           1,969,896         15.25             0.21             1.25
       Dec. 31, 1981           132,236           1,928,460         14.59              -               1.21
       Dec. 31, 1982           135,050           2,274,421         16.84             0.33             1.25
       Dec. 31, 1983           155,828           2,907,432         18.66              -               1.28
       Dec. 31, 1984           155,810           2,729,570         17.52             0.45             1.28
       Dec. 31, 1985           183,348           3,837,245         20.93             0.35             1.13
       Dec. 31, 1986           253,724           5,395,111         21.27             1.87             0.98
       Dec. 31, 1987           295,434           5,772,298         19.54             1.09             1.06
       Dec. 31, 1988           317,426           6,569,555         20.70             0.42             1.12
       Dec. 31, 1989           344,486           7,886,058         22.89             0.33             1.08
       Dec. 31, 1990           366,158           8,075,488         22.06             0.07             1.07
       Dec. 31, 1991           400,276          10,676,264         26.67              -               1.00
       Dec. 31, 1992           428,672          11,535,822         26.91             0.30             1.00
       Dec. 31, 1993           476,860          13,441,576         28.19             0.63             0.99
       Dec. 31, 1994           494,968          12,972,976         26.21             0.37             1.03
       Dec. 31, 1995           519,272          16,978,753         32.70             0.28             1.02
       Dec. 31, 1996           558,234          20,565,014         36.84             0.54             1.10
       Dec. 31, 1997           632,540          28,789,593         45.52             0.35             1.19
       Dec. 31, 1998           766,420          38,355,609         50.05             0.60             1.24
       Sep. 30, 1999           817,616          41,071,099         50.23              -               0.90

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 ----------------------------

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED SEPTEMBER 30, 1999) ARE AS FOLLOWS:

       1 YEAR + 13.7%                    5 YEARS + 17.7%                        10 YEARS 13.1%

     PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE.
  THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
                    WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
------------------------------------------------------------------------------------------------------------
                                    OFFICERS AND DIRECTORS
------------------------------------------------------------------------------------------------------------

    William B. Frels           George A. Mairs, III               Peter G. Robb           Lisa J. Hartzell
 President and Director       Secretary and Director       Vice-President and Director        Treasurer

    Charlton Dietz                            Donald E. Garretson                       J. Thomas Simonet
       Director                                     Director                                 Director